Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000026077 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026077 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026077 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000026077 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026077 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000026077 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026077 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000026077 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000026075 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026075 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026075 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000026075 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026075 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000026075 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026075 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000026075 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000026076 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026076 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026076 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000026076 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026076 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000026076 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026076 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000026076 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000026078 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026078 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026078 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000026078 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026078 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000026078 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026078 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000026078 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000026079 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026079 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026079 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000026079 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000026079 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	58.30%
C000026079 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000026079 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000026079 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	57.30%
C000167073 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167073 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167073 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167073 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000167073 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000167073 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167073 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000026054 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026054 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026054 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026054 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000026054 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000026054 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026054 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000026114 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026114 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026114 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000026114 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026114 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000026114 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000026114 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026114 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000026115 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026115 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026115 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000026115 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026115 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000026115 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000026115 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026115 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000026116 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026116 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026116 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000026116 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026116 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000026116 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000026116 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026116 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000026117 | 181 Days or More
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000026117 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000026117 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000026117 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000026117 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000026117 | Municipal Notes
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000026117 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026117 | Variable Rate Demand Instruments
Holdings [Line Items]
Percent of Net Asset Value	70.30%